Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INVESTMENT TRUST
Entity Central Index Key	0000088064
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000015696
Shareholder Report [Line Items]
Fund Name	DWS Small Cap Core Fund
Class Name	Class A
Trading Symbol	SZCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Small Cap Core Fund (the "Fund") for the period October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.14%	[1]
AssetsNet	$ 1,048,611,109
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 3,334,130
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	1,048,611,109
Number of Portfolio Holdings	95
Portfolio Turnover Rate (%)	13
Total Net Advisory Fees Paid ($)	3,334,130

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	97%
Cash Equivalents	2%
Rights	0%
Other Investments	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Health Care	19%
Industrials	19%
Financials	14%
Energy	9%
Consumer Discretionary	8%
Information Technology	8%
Consumer Staples	6%
Real Estate	5%
Communication Services	5%
Utilities	4%
Materials	1%

Ten Largest Equity Holdings

Table Summary
Holdings	28.7% of Net Assets
Ligand Pharmaceuticals, Inc.	5.0%
Bancorp, Inc.	3.8%
Talkspace, Inc.	3.5%
Stride, Inc.	3.4%
Nextpower, Inc.	3.2%
Rush Enterprises, Inc.	2.2%
Essent Group Ltd.	2.1%
John B Sanfilippo & Son, Inc.	1.9%
Selective Insurance Group, Inc.	1.8%
Kyndryl Holdings, Inc.	1.8%

C000015699
Shareholder Report [Line Items]
Fund Name	DWS Small Cap Core Fund
Class Name	Class C
Trading Symbol	SZCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Small Cap Core Fund (the "Fund") for the period October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	1.92%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.94%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.92%	[2]
AssetsNet	$ 1,048,611,109
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 3,334,130
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	1,048,611,109
Number of Portfolio Holdings	95
Portfolio Turnover Rate (%)	13
Total Net Advisory Fees Paid ($)	3,334,130

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	97%
Cash Equivalents	2%
Rights	0%
Other Investments	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Health Care	19%
Industrials	19%
Financials	14%
Energy	9%
Consumer Discretionary	8%
Information Technology	8%
Consumer Staples	6%
Real Estate	5%
Communication Services	5%
Utilities	4%
Materials	1%

Ten Largest Equity Holdings

Table Summary
Holdings	28.7% of Net Assets
Ligand Pharmaceuticals, Inc.	5.0%
Bancorp, Inc.	3.8%
Talkspace, Inc.	3.5%
Stride, Inc.	3.4%
Nextpower, Inc.	3.2%
Rush Enterprises, Inc.	2.2%
Essent Group Ltd.	2.1%
John B Sanfilippo & Son, Inc.	1.9%
Selective Insurance Group, Inc.	1.8%
Kyndryl Holdings, Inc.	1.8%

C000172343
Shareholder Report [Line Items]
Fund Name	DWS Small Cap Core Fund
Class Name	Class R6
Trading Symbol	SZCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Small Cap Core Fund (the "Fund") for the period October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.77%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.79%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%	[3]
AssetsNet	$ 1,048,611,109
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 3,334,130
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	1,048,611,109
Number of Portfolio Holdings	95
Portfolio Turnover Rate (%)	13
Total Net Advisory Fees Paid ($)	3,334,130

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	97%
Cash Equivalents	2%
Rights	0%
Other Investments	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Health Care	19%
Industrials	19%
Financials	14%
Energy	9%
Consumer Discretionary	8%
Information Technology	8%
Consumer Staples	6%
Real Estate	5%
Communication Services	5%
Utilities	4%
Materials	1%

Ten Largest Equity Holdings

Table Summary
Holdings	28.7% of Net Assets
Ligand Pharmaceuticals, Inc.	5.0%
Bancorp, Inc.	3.8%
Talkspace, Inc.	3.5%
Stride, Inc.	3.4%
Nextpower, Inc.	3.2%
Rush Enterprises, Inc.	2.2%
Essent Group Ltd.	2.1%
John B Sanfilippo & Son, Inc.	1.9%
Selective Insurance Group, Inc.	1.8%
Kyndryl Holdings, Inc.	1.8%

C000015700
Shareholder Report [Line Items]
Fund Name	DWS Small Cap Core Fund
Class Name	Class S
Trading Symbol	SSLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Small Cap Core Fund (the "Fund") for the period October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$43	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.89%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%	[4]
AssetsNet	$ 1,048,611,109
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 3,334,130
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	1,048,611,109
Number of Portfolio Holdings	95
Portfolio Turnover Rate (%)	13
Total Net Advisory Fees Paid ($)	3,334,130

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	97%
Cash Equivalents	2%
Rights	0%
Other Investments	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Health Care	19%
Industrials	19%
Financials	14%
Energy	9%
Consumer Discretionary	8%
Information Technology	8%
Consumer Staples	6%
Real Estate	5%
Communication Services	5%
Utilities	4%
Materials	1%

Ten Largest Equity Holdings

Table Summary
Holdings	28.7% of Net Assets
Ligand Pharmaceuticals, Inc.	5.0%
Bancorp, Inc.	3.8%
Talkspace, Inc.	3.5%
Stride, Inc.	3.4%
Nextpower, Inc.	3.2%
Rush Enterprises, Inc.	2.2%
Essent Group Ltd.	2.1%
John B Sanfilippo & Son, Inc.	1.9%
Selective Insurance Group, Inc.	1.8%
Kyndryl Holdings, Inc.	1.8%

C000172344
Shareholder Report [Line Items]
Fund Name	DWS Small Cap Core Fund
Class Name	Institutional Class
Trading Symbol	SZCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Small Cap Core Fund (the "Fund") for the period October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$41	0.83%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.86%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%	[5]
AssetsNet	$ 1,048,611,109
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 3,334,130
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	1,048,611,109
Number of Portfolio Holdings	95
Portfolio Turnover Rate (%)	13
Total Net Advisory Fees Paid ($)	3,334,130

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	97%
Cash Equivalents	2%
Rights	0%
Other Investments	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Health Care	19%
Industrials	19%
Financials	14%
Energy	9%
Consumer Discretionary	8%
Information Technology	8%
Consumer Staples	6%
Real Estate	5%
Communication Services	5%
Utilities	4%
Materials	1%

Ten Largest Equity Holdings

Table Summary
Holdings	28.7% of Net Assets
Ligand Pharmaceuticals, Inc.	5.0%
Bancorp, Inc.	3.8%
Talkspace, Inc.	3.5%
Stride, Inc.	3.4%
Nextpower, Inc.	3.2%
Rush Enterprises, Inc.	2.2%
Essent Group Ltd.	2.1%
John B Sanfilippo & Son, Inc.	1.9%
Selective Insurance Group, Inc.	1.8%
Kyndryl Holdings, Inc.	1.8%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.